Related Party Transactions - Narrative (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 22, 2018
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Accounts receivable, related parties	$ 2.0	$ 0.4
Accounts payable, related parties	$ 17.0	12.3
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Equity method ownership interest (as a percent)	50.00%
Investments	$ 0.7	0.5
Expenses	6.1	10.4	$ 10.9
Connect Ventures One LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 4.9	4.3
Connect Ventures One LP | Son of director
Related Party Transaction [Line Items]
Ownership interest accounted for at fair value (as a percent)	10.00%
Connect Ventures Two LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 6.2	$ 5.3
Parent Company | International Game Technology | Variable Forward Transaction
Related Party Transaction [Line Items]
Number of ordinary shares (in shares)				18.0
Credit Suisse | International Game Technology | Variable Forward Transaction
Related Party Transaction [Line Items]
Number of ordinary shares borrowed (in shares)				13.2